Other Assets - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Federal reserve bank stock	$ 146.8	$ 146.3
Required percent of capital or surplus	6.00%
Required percent of deposits	0.60%
Federal home loan bank stock	$ 53.9	$ 18.0